Income Taxes - Schedule of Net Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carryforwards	$ 0	$ 453
Cryptocurrency impairment and appreciation	1	0
Lease Liability	635	126
Accruals	50	0
Reserve	58	0
Capitalized expenses	24	7
Gross deferred tax assets	768	586
Valuation allowance - US	(21)	0
Net deferred tax assets	747	586
Deferred Tax Liabilities
Debt discount	(2,358)	(601)
Depreciation	(2,091)	(96)
Right-of-use asset	(602)	(110)
Other	0	(8)
Deferred tax liabilities	(5,051)	(815)
Net deferred tax assets (liabilities)	$ (4,304)	$ (229)